Provisions, Contingent Liabilities, Commitments, Guarantees, Pledged Assets, and Collateral (Tables)	12 Months Ended
Oct. 31, 2018
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Summary of Bank's Provisions

The following table summarizes the Bank's provisions.

Provisions
(millions of Canadian dollars)
	Restructuring [1]	Litigation and Other	Total
Balance as at November 1, 2017	$117	$332	$449
Additions	84	158	242
Amounts used	(72)	(121)	(193)
Release of unused amounts	(11)	(24)	(35)
Foreign currency translation adjustments and other	3	7	10
Balance as at October 31, 2018, before allowance for credit losses for off-balance sheet instruments	$121	$352	$473
Add: allowance for credit losses for off-balance sheet instruments[2]			1,029
Balance as at October 31, 2018			$1,502

[1]	Includes provisions for onerous lease contracts.
[2]	Refer to Note 8 for further details.

Summary of Credit Instruments
Credit Instruments
(millions of Canadian dollars)		As at
	October 31 2018	October 31 2017
Financial and performance standby letters of credit	$26,431	$23,723
Documentary and commercial letters of credit	197	198
Commitments to extend credit[1]
Original term-to-maturity of one year or less	50,028	41,587
Original term-to-maturity of more than one year	134,148	115,692
Total	$210,804	$181,200

[1]	Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank's discretion at any time.

Details of Assets Pledged Against Liabilities and Collateral Assets Held or Re-pledged

Details of assets pledged against liabilities and collateral assets held or repledged are shown in the following table:

Sources and Uses of Pledged Assets and Collateral[1]
(millions of Canadian dollars)		As at
	October 31 2018	October 31 2017
Sources of pledged assets and collateral
Bank assets
Cash and due from banks	$1,219	$442
Interest-bearing deposits with banks	3,301	3,329
Loans	83,637	75,682
Securities	83,370	74,511
Other assets	1,278	635
	172,805	154,599
Third-party assets[2]
Collateral received and available for sale or repledging	243,168	215,678
Less: Collateral not repledged	(57,845)	(61,328)
	185,323	154,350
	358,128	308,949
Uses of pledged assets and collateral[3]
Derivatives	8,083	7,905
Obligations related to securities sold under repurchase agreements	105,665	94,945
Securities borrowing and lending	85,544	61,856
Obligations related to securities sold short	39,007	35,281
Securitization	32,067	33,527
Covered bond	38,033	30,273
Clearing systems, payment systems, and depositories	7,540	5,686
Foreign governments and central banks	1,390	1,222
Other	40,799	38,254
Total	$358,128	$308,949

[1]	Certain comparative amounts have been restated to conform with the presentation adopted in the current period.
[2]	Includes collateral received from reverse repurchase agreements, securities borrowing, margin loans, and other client activity.
[3]	Includes $43.9 billion of on-balance sheet assets that the Bank has pledged and that the counterparty can subsequently repledge as at October 31, 2018 (October 31, 2017 – $39.3 billion).

Maximum Potential Amount of Future Payments

Maximum Potential Amount of Future Payments
(millions of Canadian dollars)		As at
	October 31 2018	October 31 2017
Financial and performance standby letters of credit	$26,431	$23,723
Assets sold with contingent repurchase obligations	12	15
Total	$26,443	$23,738